Commitments and Contingencies	9 Months Ended	12 Months Ended
	Sep. 30, 2023	Dec. 31, 2022
Commitments and Contingencies [Abstract]
COMMITMENTS AND CONTINGENCIES

NOTE 7 – COMMITMENTS AND CONTINGENCIES

Pursuant to an Agreement between Global Stem Cell Group and a lender dated November 17, 2020, in the event that any of Global Stem Cell Group, and/or the Entities and /or Parent (individually the “Company” and collectively the “Companies”) dispose of any Assets to any party or third party or parties (an “Asset Disposition”), then Global Stem Cell Group shall undertake to cause such party, third party or parties to acquire the perpetual right of a percentage of Global revenues from the Investor. The consideration for the Right shall be equal to the fair value (“FV”) of the Assets at the time of the Asset Disposition (the “Asset Disposition Payment”). The Asset Disposition Payment shall not exceed 27.5% (twenty-seven and a half percent) of the fair market value of the Assets.

During the period ending December 31, 2021, Global Stem Cell Group, Inc. entered into the Cancun lease with HELLIMEX, S.A. DE CV beginning January 16 2022 and ending on January 15, 2024. The property is located in the Tulum Trade Center, consisting of 1,647 square feet with a monthly rent of $2,714 and security deposit of $5,588. During the nine months ended September 30, 2023 and the year ended December 31, 2022 the Company paid $41,164 and $44,097, respectively in rent expense.

NOTE 8 – COMMITMENTS AND CONTINGENCIES

On May 12, 2015, the Company issued a convertible promissory Note (the “Note”) in the principal amount of $25,000 to Tarpon Bay Partners, LLC (“Tarpon Bay”) whose principal at the time is now known as a “Bad Actor” under SEC rules. On or about January 23, 2017, Tarpon Bay elected to convert principal and interest under the Note into shares of the Company’s common stock. On or about June 6, 2017 the Note was assigned to J.P. Carey Enterprises, Inc. (“J.P.”). On or about June 7, 2017, J.P. elected to convert principal and interest under the Note into shares of the Company’s common stock. Joseph Canouse, a principal at J.P., initiated a lawsuit against the Company in Fulton County Court, in Georgia for, among other things, breach of contract. A default judgment was entered into against the Company for failure to respond to these claims. The court then issued an Order of Judgement against the Company in the amount of $282,500 which was recorded in accounts payable as of December 31, 2017. The Company appealed the Courts’ decision and in November 2018, while the Court of Appeals affirmed liability under the judgment, the Court of Appeals vacated the award of the entire judgment amount and remanded the case back to the trial court with instructions.

On June 23, 2021, the Company entered into a settlement agreement for an outstanding lawsuit for consideration of $300,000 in cash and 1,092,866 shares of common stock in the amount of $213,109. The $513,109 settlement was offset by the $282,000 which was recorded in accounts payable as of December 31, 2017 resulting in expense of $231,109 during the six months ended June 30, 2021.

On June 28, 2021, the Company paid $300,000 in cash and issued 1,092,866 shares of common stock as settlement of the lawsuit, in the amount of $213,109, resulting in an outstanding balance of $0 as of December 31, 2021.

Per an Agreement between Global Stem Cell Group and a lender dated November 17, 2020, in the event that any of Global Stem Cell Group, and/or the Entities and /or Parent (individually the “Company” and collectively the “Companies”) dispose of any Assets to any party or third party or parties (an “Asset Disposition”), then Global Stem Cell Group shall undertake to cause such party, third party or parties to acquire the perpetual right of a percentage of Global revenues from the Investor. The consideration for the Right shall be equal to the fair value (“FV”) of the Assets at the time of the Asset Disposition (the “Asset Disposition Payment”). The Asset Disposition Payment shall not exceed 27.5% (twenty-seven and a half percent) of the fair market value of the Assets.

During the period ending December 31, 2021, Global Stem Cell Group, Inc. entered into the Cancun lease with HELLIMEX, S.A. DE CV beginning January 16 2022 and ending on January 15, 2024. The property is located in the Tulum Trade Center, consisting of 1,647 square feet with a monthly rent of $2,714 and security deposit of $5,588. During the year ended December 31, 2022 the Company paid $44,097 in rent expense.